UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter     March 31, 2008
Ended:                                   --------------------


Check here if Amendment [|_|]; Amendment Number:
                                                ------
  This Amendment (Check only one.):             [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Headstream Asset Management LP
           -------------------------------------
Address:   5949 Sherry Lane
           -------------------------------------
           Suite 1735
           -------------------------------------
           Dallas, TX 75225
           -------------------------------------

Form 13F File Number:  028-12432
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William C. Ward
           -------------------------------------
Title:     Managing Member
           -------------------------------------
Phone:     214-378-6303
           -------------------------------------

Signature, Place, and Date of Signing:

       /s/ William C. Ward           Dallas, TX            5/14/2008
      ------------------------  ------------------------- ----------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                      --------------

Form 13F Information Table Entry           73
Total:
                                      --------------

Form 13F Information Table value     $   91,714
Total:
                                      --------------
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

---------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                      COLUMN 2        COLUMN 3      COLUMN 4                COLUMN 5   COLUMN 6    COLUMN 7   COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------
                              TITLE OF        CUSIP          VALUE       SHS OR     SH/  PUT/  INVESTMENT  OTHER  VOTING AUTHORITY
NAME OF ISSUER                 CLASS                        (x$1000)     PRN AMT    PRN  CALL  DISCRETION  MGRS   SOLE SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------

***CANADIAN SOLAR INC	      COM	      136635109	       2,090	 100,000    SH		           SOLE             100,000
***JINPAN INTERNATIONAL LTD   ORD	      G5138L100	       3,288	 110,000    SH		           SOLE	            110,000
***SILICOM LTD	              ORD	      M84116108	       2,085	 150,000    SH		           SOLE	            150,000
***SOLARFUN PWR HLDGS CO LTD  SPONSORED ADR   83415U108	         302	  25,000    SH		           SOLE 	     25,000
ADDVANTAGE TECHNOLOGIES GROUP COM NEW	      006743306	       1,003	 290,000    SH	                   SOLE	            290,000
ADEPT TECHNOLOGY INC NEW      COM NEW	      006854202	       1,088	 126,470    SH	                   SOLE	            126,470
AEHR TEST SYSTEMS	      COM	      00760J108	       1,775     210,000    SH	                   SOLE	            210,000
AEROCENTURY CORP	      COM	      007737109	       1,010	  73,700    SH	                   SOLE	             73,700
AGFEED INDUSTRIES INC	      COM	      00846L101	       1,402	 105,000    SH	                   SOLE	            105,000
AIR T INC	              COM	      009207101	       1,009	 105,000    SH		           SOLE		    105,000
ALMOST FAMILY INC	      COM	      020409108	       2,588	 130,000    SH		           SOLE		    130,000
AMERICAN PHYSICIAN SERVICE    COM	      028882108	         893	  45,000    SH		           SOLE		     45,000
AMPCO PITTSBURGH CORP	      COM	      032037103	       1,075	  25,000    SH		           SOLE		     25,000
AMTECH SYS INC	              COM	      032332504	       1,686	 140,000    SH		           SOLE		    140,000
ANDERSONS INC	              COM	      034164103	       2,373	  53,200    SH		           SOLE		     53,200
APPLIANCE RECYCLING CENTERS OFCOM NEW	      03814F205	         792	 161,400    SH		           SOLE		    161,400
ATLANTIC TELE-NETWORK INC NEW COM NEW	      049079205	       1,184	  35,000    SH		           SOLE		     35,000
ATRION CORP	              COM	      049904105	         655	   6,600    SH		           SOLE		      6,600
AZZ Inc	                      COM	      002474104	         712	  20,000    SH		           SOLE		     20,000
CAL-MAINE FOODS INC NEW	      COM NEW	      128030202	       2,003	  60,000    SH		           SOLE		     60,000
CAMDEN NATL CORP	      COM	      133034108	       1,934	  57,500    SH		           SOLE		     57,500
CARACO PHARMACEUTICAL	      COM	      14075T107	       1,481	  82,500    SH		           SOLE		     82,500
CHART INDUSTRIES INC	      COM	      16115Q308	       1,269	  37,500    SH 		           SOLE		     37,500
CHASE CORP	              COM	      16150R104	         724	  40,000    SH		           SOLE		     40,000
CORVEL CORP	              COM	      221006109	         612	  20,000    SH		           SOLE		     20,000
DATA I/O CORP	              COM	      237690102	       1,033	 230,000    SH		           SOLE		    230,000
DIGITAL PWR CORP	      COM	      253862106	          63	  44,465    SH		           SOLE		     44,465
DYNACQ INTL INC	              COM	      26779V105	         972	 210,000    SH		           SOLE		    210,000
EASYLINK SERVICES	      CL A	      277858106	         723	 250,000    SH		           SOLE		    250,000
EBIX.COM INC	              COM NEW	      278715206	       4,588	  62,000    SH		           SOLE		     62,000
FOSTER L B CO CL A	      COM	      350060109	       1,679	  39,000    SH		           SOLE		     39,000
HCP INC	                      COM	      40414L109	       1,691	  50,000    SH		           SOLE		     50,000
HHGREGG INC	              COM	      42833L108	       1,744	 155,000    SH		           SOLE		    155,000
HURCO COMPANIES INC	      COM	      447324104	       2,545	  54,400    SH		           SOLE		     54,400
II VI INC	              COM	      902104108	       1,614	  42,500    SH		           SOLE		     42,500
IMAGE SENSING SYS INC	      COM	      45244C104	         492	  40,000    SH		           SOLE		     40,000
INGLES MKTS INC CL A	      CL A	      457030104	       1,230	  50,000    SH		           SOLE		     50,000
INNODATA CORP OLD	      COM NEW	      457642205	         662	 155,000    SH		           SOLE		    155,000
INNOTRAC CORPORATION	      COM	      45767M109	         677	 175,000    SH		           SOLE		    175,000
ITERIS INC	              COM	      46564T107	         520	 225,000    SH		           SOLE		    225,000
K TRON INTL INC	              COM	      482730108	       3,303	  27,500    SH		           SOLE		     27,500
KEWAUNEE SCIENTIFIC EQUIP     COM	      492854104	       1,650	 110,000    SH		           SOLE		    110,000
KOPPERS HLDGS INC	      COM	      50060P106	       1,551	  35,000    SH		           SOLE		     35,000
LTC PROPERTIES INC	      COM	      502175102	       1,286	  50,000    SH		           SOLE		     50,000
MEDICAL PROPERTIES TRUST INC  COM	      58463J304	         736	  65,000    SH		           SOLE		     65,000
MESA LABORATORIES INC	      COM	      59064R109	         728	  32,500    SH		           SOLE		     32,500
METALICO INC	              COM	      591176102	       2,056	 210,000    SH		           SOLE		    210,000
NATURAL GAS SERVICES GROUP    COM	      63886Q109	         655	  30,000    SH		           SOLE		     30,000
NETSOL TECHNOLOGIES INC NEW   COM NEW	      64115A204	         527	 265,000    SH		           SOLE		    265,000
NEW ORIENTAL ENERGY & CHEM CRPCOM	      64758A107	       1,062	 225,000    SH		           SOLE		    225,000
NOBEL LEARNING COMMUNITIES INCCOM	      654889104	         823	  61,542    SH		           SOLE		     61,542
NORTH AMERN GALVANZNG & CTNGS COM	      65686Y109	         607	 110,000    SH		           SOLE		    110,000
NUCRYST Pharmaceuticals Corp. COM	      67035Q100	         194	 125,000    SH		           SOLE		    125,000
OMNIVISION TECHNOLOGIES INC   COM	      682128103	       1,262	  75,000    SH		           SOLE		     75,000
PC MALL INC	              COM	      69323K100	       1,382	 130,000    SH		           SOLE		    130,000
PIZZA INN INC NEW	      COM	      725848105	         286	 110,000    SH		           SOLE		    110,000
PRO-DEX INC COLO	      COM	      74265M106	         107	  70,000    SH		           SOLE		     70,000
Q E P INC	              COM	      74727K102	       1,001	 130,000    SH		           SOLE		    130,000
QUESTOR PHARMACEUTICALS INC   COM	      74835Y101	       1,071	 260,000    SH		           SOLE		    260,000
SENSIENT TECHNOLOGIES CORP    COM	      81725T100	       2,285	  77,500    SH		           SOLE		     77,500
SERVOTRONICS INC DEL	      COM	      817732100	       1,210	  60,000    SH		           SOLE		     60,000
SL INDUSTRIES INC	      COM	      784413106	       1,963	  98,700    SH		           SOLE		     98,700
SMARTPROS LTD	              COM	      83171G103	         798	 175,000    SH		           SOLE		    175,000
SOUTHERN MO BANCORP INC	      COM	      843380106	         477	  32,600    SH		           SOLE		     32,600
SPARTAN STORES INC	      COM	      846822104	         417	  20,000    SH		           SOLE		     20,000
SUTRON CORP	              COM	      869380105	         631	  90,146    SH		           SOLE		     90,146
TBS INTERNATIONAL LIMITED CL ACOM CL A	      G86975151	         453	  15,000    SH		           SOLE		     15,000
VALASSIS COMMUNICATIONS INC   COM	      918866104	       2,170	 200,000    SH		           SOLE		    200,000
VALPEY FISHER CORP	      COM	      920344108	         421	  82,500    SH		           SOLE		     82,500
VERSANT CORPORATION	      COM NEW	      925284309	       1,632	  65,000    SH		           SOLE		     65,000
VSE CORP	              COM	      918284100	       2,117	  75,000    SH		           SOLE		     75,000
WASHINGTON SCIENTIFIC INDS    COM	      92932Q102	       1,190	 110,000    SH		           SOLE		    110,000
WVS FINL CORP	              COM	      929358109	         400	  25,000    SH		           SOLE		     25,000
